Average Annual Total Returns - INVESCO AMERICAN FRANCHISE FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate		Class R 1Year		Class R 5Years		Class R 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Large-Cap Growth Funds Index 1Year	Lipper Large-Cap Growth Funds Index 5Years	Lipper Large-Cap Growth Funds Index 10Years
Total	Jun. 23, 2005	34.36%	18.01%	14.38%	31.36%	16.09%	12.94%	21.80%	14.05%	11.60%	Jun. 23, 2005	40.14%	18.46%	14.35%	May 23, 2011	[1]	41.82%	[1]	19.06%	[1]	14.74%	[1]	Jun. 23, 2005	42.56%	19.66%	15.29%	Dec. 22, 2010	42.58%	19.73%	15.41%	Sep. 24, 2012	[2]	42.69%	[2]	19.83%	[2]	15.42%	[2]	38.49%	21.00%	17.21%	18.40%	15.22%	13.88%	38.60%	19.55%	15.80%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.